Note 4 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Lessee, Operating Lease, Renewal Term	3 years
Operating Lease, Monthly Payment	$ 2,728
Operating Leases, Rent Expense, Total	32,736	$ 64,400
Purchase Commitment, Remaining Minimum Amount Committed	$ 33,660,000